Schedule of tax expense attributable to loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
- Current income tax	$ (27,473)	$ 146,480
- Movements in deferred tax liabilities	129,000	2,000	$ (163,000)
Tax expense attributable to loss	$ 101,527	$ 148,480